Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Capital	Capital reserve	Legal reserve	Investment's reserve	Retained earnings (loss)	Translation reserve
Equity at beginning of the period at Dec. 31, 2018	R$ 148,494	R$ 93,883	R$ 0	R$ 3,162	R$ 51,449	R$ 0	R$ 0
Profit (loss) for the year	13,844	0	0	0	0	13,844	0
Deductions
Legal reserve	0	0	0	692	0	(692)	0
Dividends	(51,449)	0	0	0	(51,449)	0	0
Minimum mandatory dividends	(3,288)	0	0	0	0	(3,288)	0
Additional dividends paid	(8,264)	0	0	0	0	(8,264)	0
Investment’s reserve	0	0	0	0	1,600	(1,600)	0
Equity at end of the period at Dec. 31, 2019	99,337	93,883	0	3,854	1,600	0	0
Profit (loss) for the year	(21,431)	0	0	0	0	(21,431)	0
Deductions
Capital increase	36,409	36,409	0	0	0	0	0
Cumulative translation adjustments from operations in foreign currency	1,033	0	0	0	0	0	1,033
Equity at end of the period at Dec. 31, 2020	115,348	130,292	0	3,854	1,600	(21,431)	1,033
Profit (loss) for the year	(44,646)	0	0	0	0	(44,646)	0
Deductions
Corporate reorganization	0	(130,286)	87,146	(3,854)	(1,600)	50,519	(1,925)
Cumulative translation adjustments from operations in foreign currency	35,530	0	0	0	0	0	35,530
Share-based compensation	1,069	0	1,069	0	0	0	0
Issuance of common stock in connection with an initial public offering	1,031,355	1,031,355	0	0	0	0	0
Costs related to the initial public offering	(79,526)	(79,526)	0	0	0	0	0
Issue of shares related to business combinations	144,072	5,688	138,384	0	0	0	0
Equity at end of the period at Dec. 31, 2021	R$ 1,203,202	R$ 957,523	R$ 226,599	R$ 0	R$ 0	R$ (15,558)	R$ 34,638